Merger Expenses	12 Months Ended
Sep. 30, 2013
Merger Expenses
Merger Expenses

10.    Merger Expenses

        In connection with the Carlyle Merger described in Note 3, in fiscal 2011 we incurred $44,479 of Merger expenses which consisted of $15,660 in financing costs associated with an unused bridge loan, $14,324 for a portion of the transaction fee paid to Carlyle and $14,495 of other Merger related costs.